Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000233407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conductor Global Equity Value ETF
Without Sales Load [Member] | C000233407
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.25%)	4.29%	8.46%	4.67%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent	0.88%	11.84%	13.07%	8.63%
MSCI ACWI SMID Value Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World SMID Value Index
Average Annual Return, Percent	(1.77%)	6.60%	12.16%	5.46%